INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories

(in millions of Euros)	At June 30, 2020	At December 31, 2019
Finished goods	194	203
Work in progress	303	321
Raw materials	99	106
Stores and supplies	77	74
Inventories write-down	(38)	(34)
Total inventories	635	670